Visualix Acquisition - Schedule of Business Acquisitions (Details) - Visualix Asset Purchase Agreement - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Apr. 23, 2021	Jun. 30, 2021
Asset Acquisition [Line Items]
Payments for Asset Acquisitions	$ 61
Shares issued in asset acquisition	429	$ 400
Asset Acquisition, Consideration Transferred, Total	$ 490
Asset acquisition, equity interest issued or issuable (in shares)	4,928
Price per share (in usd per share)	$ 87.00